Cash and cash equivalents	3 Months Ended
Sep. 30, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
Note 7. Cash and cash equivalents

	30 Sep 2024	30 Jun 2024
	US$'000	US$'000
Current assets
Cash at bank	98,589	304,601
Cash on deposit (cash equivalents)	-	100,000

Total cash and cash equivalents	98,589	404,601
Cash on deposit includes term deposits with maturities of less than 90 days and are therefore considered cash and cash equivalents.